Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2019
Exploration For And Evaluation Of Mineral Resources [Abstract]
Exploration and Evaluation Assets	EXPLORATION AND EVALUATION ASSETS

	December 31, 2019	December 31, 2018
Balance, beginning of year	$358,935	$272,974
Capital expenditures	2,948	10,567
Corporate acquisition (note 4)	—	97,858
Property acquisitions	1,523	514
Divestitures	(443)	(1,021)
Impairment	(7,822)	—
Property swaps	417	—
Exploration and evaluation expense	(11,764)	(21,729)
Transfers to oil and gas properties (note 7)	(16,204)	(13,866)
Foreign currency translation	(7,380)	13,638
Balance, end of year	$320,210	$358,935

At December 31, 2019, the Company identified indicators of impairment for the exploration and evaluation assets within the Peace River CGU. The estimated recoverable amount was below the carrying value of the exploration and evaluation assets in the Peace River CGU and an impairment of $7.8 million was recorded as at December 31, 2019. There were no indicators of impairment for exploration and evaluation assets in the remaining CGUs at December 31, 2019.

At December 31, 2018 the Company identified indicators of impairment for the exploration and evaluation assets within the Conventional CGU. The estimated recoverable amount exceeded the carrying value of the of the exploration and evaluation assets in the Conventional CGU and no impairment was recorded. There were no indicators of impairment for exploration and evaluation assets in the remaining CGUs at December 31, 2018.